Basis of accounting	12 Months Ended
Dec. 31, 2023
Basis of accounting
Basis of accounting
3	Basis of accounting

These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These financial statements have been restated to reflect the correction of certain errors identified by the Company in its Consolidated Financial Statements for the year ended December 31, 2022, previously publicly available (see note 30).

The issuance of these consolidated financial statements was authorized by the Company’s Board of Directors and Audit Committee on March 28, 2024.

Details of the Group’s accounting policies are included in note 8.